Share-Based Compensation	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Share-Based Compensation
NOTE 12. SHARE-BASED COMPENSATION

The Company has a share-based compensation plan (the “Plan”) for key employees and service providers. Under the Plan, options issued have no voting rights and vest proportionately over periods ranging from the grant date to four years from the issuance date. Stock options exercised are converted to SVS.
A summary of the status of the options outstanding consisted of the following:

	Number of stock options outstanding	Weighted- average exercise price
Outstanding – January 1, 2019	19,500,000	$2.11
Granted	4,474,000	7.48
Exercised	(934,682)	1.37
Forfeited	(669,150)	2.88

Outstanding – December 31, 2019	22,370,168	$3.19

Granted	7,278,021	5.04
Exercised	(1,945,401)	2.12
Origin House replacement awards	629,275	4.24
Forfeited	(5,845,350)	2.77

Outstanding - December 31, 2020	22,486,713	$3.96

Exercisable - December 31, 2020	9,550,535	$3.25

The following table summarizes the stock options outstanding as of December 31, 2020:

Expiration date	Stock options outstanding	Exercise price 1	Stock options exercisable
October 2022	17,578	$3.13	17,578
April 2025	1,758	4.49	879
May 2025	3,516	6.01	2,636
June 2025	205,273	0.50 - 5.80	203,954
July 2025	3,515	5.43	2,637
September 2025	250,000	1.00	—
January - February 2026	75,000	1.00	75,000
May - June 2026	600,000	1.00	600,000
November - December 2026	17,500	1.00	17,500
January 2027	5,000	1.00	3,750
October 2027	200,000	1.00	200,000
November 2027	250,000	1.00 - 1.14	162,500
December 2027	328,120	1.14 - 4.17	265,620
March 2028	254,028	1.14	121,250
May - June 2028	610,000	2.25	235,000
July 2028	235,000	2.25 - 3.75	125,139
August 2028	403,120	3.75 - 6.31	240,620
September 2028	7,014,374	1.13 - 3.75	3,818,541
October - November 2028	1,788,750	3.75	868,750
December 2028	220,000	6.50	110,000
January 2029	149,876	6.67	149,876
February 2029	85,000	6.50	21,250
March 2029	272,000	11.25	68,000
June 2029	1,171,250	10.28	297,500
September 2029	1,186,250	5.90	293,750
December 2029	582,000	6.86	145,500
March 2030	597,000	2.99	—
May 2030	3,812,023	4.56	1,312,023
June 2030	885,000	4.11	—
July 2030	19,544	5.39	19,544
September 2030	555,000	6.00	—
December 2030	689,238	9.86 - 10.19	171,738

	22,486,713		9,550,535

1 Origin House replacement awards are denominated in Canadian dollars. Exercise prices have been translated to U.S. dollar equivalents as of December 31, 2020.
Weighted average stock price of options on the dates on which options were exercised during the years ended December 31, 2020 and 2019 was $5.96 and $7.12 per option, respectively.

The fair value of stock options granted under the Plan during the years ended December 31, 2020 and 2019, was determined using the Black-Scholes option-pricing model with the following range of assumptions at the time of the grant:

	2020	2019
Risk-free annual interest rate	0.54% - 1.79%	1.97% to 2.49%
Expected annual dividend yield	—	—
Expected stock price volatility	65% to 81%	77% to 88%
Expected life of stock options	5 to 7 years	5.5 to 7 years
Forfeiture rate	5% - 15%	0% to 3%
Fair value at grant date	$1.84 to $6.48	$3.88 to $8.26
Stock price at grant date	$2.99 to $10.19	$5.90 to $11.25
Exercise price range	$2.99 to $10.19	$5.90 to $11.25
Volatility was estimated by using the average historical volatility of comparable companies from a representative peer group of publicly traded companies. An increase in volatility would result in an increase in fair value at grant date. The expected life in years represents the period of time that options issued are expected to be outstanding. The risk-free rate is based on U.S. treasury bills with a remaining term equal to the expected life of the options. The forfeiture rate is estimated based on historical forfeitures experienced by the Company.
During the years ended December 31, 2020 and 2019, the weighted-average fair value of stock options granted was $3.05 and $5.52 per option, respectively. As of December 31, 2020, stock options outstanding have a weighted-average remaining contractual life of 8.1 years.
During the year ended December 31, 2020, the Company issued 0.6 million replacement options with a weighted average exercise price of $4.24 per option in connection with the Origin House acquisition. The replacement options have expiration dates ranging between October 2022 and August 2028. As of December 31, 2020, 0.3 million options with a weighted average exercise price of $5.13 per option are exercisable.
Restricted Stock Units
During 2019, the Company established an RSU program to provide employees an additional avenue to participate in the successes of the Company. The fair value of RSUs granted was determined by the fair value of the Company’s share price on the date of grant. A number of RSUs granted had the ability to settle in cash. These awards were determined to be liability classified awards and are required to be marked-to-market
as of the end of each reporting period through issuance. As of December 31, 2020 and 2019, the Company recorded $22 thousand and $0.3 million, respectively, in Deferred consideration, contingent consideration and other payables on the Consolidated Statements of Financial Position related to these awards.

A summary of outstanding RSUs is provided below:

	Number of RSUs outstanding	Weighted average fair value
Outstanding - January 1, 2019	—	$—
Granted	404,215	8.58

Outstanding – December 31, 2019	404,215	$8.58

Granted	661,190	6.00
Origin House replacement awards	3,430,456	5.96
Vested and settled	(3,435,527)	5.23
Forfeited	(66,005)	8.91

Outstanding - December 31, 2020	994,329	$6.54

Liability classified as of December 31, 2020	2,210	$9.86
All liability classified awards above are vested and pending issuance into shares.
During the year ended December 31, 2020, the Company issued 3.4 million replacement RSUs with a weighted average fair value of $5.96 per share in connection with the Origin House acquisition. As a result of the acquisition, the vesting of the replacement RSUs was accelerated, with Canadian participants having the option to defer settlement. As such, there is no post-acquisition compensation expense required for these awards.
Deferred Share Awards
During the year ended December 31, 2020, the Company issued 1.6 million replacement deferred share awards in connection with the Origin House acquisition. The awards have a fair value of $5.96 per share, which is based on the Company’s share price as of the acquisition date. Awards are considered to be fully vested as of the acquisition date and therefore require no post-acquisition compensation expense. During the year ended December 31, 2020, 1.5 million shares settled into share capital. The remaining 0.1 million shares are pending issuance into shares as of December 31, 2020.
Expense Attribution
The Company recorded compensation expense for option awards in the amount of $15.8 million and $14.5 million for the years ended December 31, 2020 and 2019, respectively. For the years ended December 31, 2020 and 2019, the Company expensed $15.3 million and $13.8 million, respectively, to Selling, general and administrative expenses, with the remainder in Cost of sales – production costs and ending inventory. Unrecognized compensation expense as of December 31, 2020 for option awards is $16.8 million and will be recorded over the course of the next four years.
The Company recorded compensation expense for RSU awards in the amount of $1.5 million and $1.2 for the years ended December 31, 2020 and 2019, respectively, of which $1.0 million and $0.3 million, respectively, is included in Selling, general and administrative expenses, with the remainder in Cost of sales – production costs and ending inventory. Unrecognized compensation expense as of December 31, 2020 is $3.2 million and will be recognized over the course of the next three years.
The Company recorded post-acquisition compensation expense for replacement options in the amount of $51 thousand for the year ended December 31, 2020 in Selling, general and administrative expenses. Unrecognized compensation for replacement options was $6 thousand as of December 31, 2020 and will be recognized through the third quarter of 2021.
As of December 31, 2020 and 2019, ending inventory includes immaterial and $0.9 million capitalized compensation expense related to both options and RSUs, respectively. Ending inventory includes compensation expense reductions attributable to an increased estimated forfeiture rate recognized during the year ended December 31, 2020 based on the Company’s historically experienced forfeitures. For the years ended December 31, 2020 and 2019, $1.8 million and $0.8 million, respectively, of compensation expense was recorded to Cost of sales – production costs, which includes $0.9 million and $39 thousand, respectively, related to compensation expense capitalized to inventory in prior years.